Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.00%
Florida: 0.76%
Industrial development revenue: 0.76%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50%	10-1-2030	$1,000,000	$ 1,003,409
Guam: 0.93%
Airport revenue: 0.49%
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	648,780
Tax revenue: 0.44%
Guam Government Business Privilege Tax Revenue Refunding Bond Series F %%	4.00	1-1-2036	500,000	576,697
				1,225,477
Illinois: 0.76%
Miscellaneous revenue: 0.76%
Illinois Series D	5.00	11-1-2021	1,000,000	1,003,573
New Jersey: 0.28%
Tax revenue: 0.28%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	300,000	367,989
Pennsylvania: 94.27%
Airport revenue: 2.62%
Allegheny County PA Airport Authority Pittsburgh International Airport Series A	4.00	1-1-2040	1,500,000	1,733,482
Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,723,317
				3,456,799
Education revenue: 19.78%
Allegheny County PA Higher Education Building Authority Duquesne University Series A	4.00	3-1-2040	1,500,000	1,726,730
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	750,000	860,230
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,282,610
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	375,000	382,335
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	1,129,831
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	375,000	389,093
Delaware County PA Authority Neumann University Bond	5.00	10-1-2039	250,000	302,386
Latrobe PA IDA Seton Hall University	4.00	3-1-2051	800,000	851,436
Lehigh County PA IDA Seven Generations Charter School	4.00	5-1-2051	750,000	791,787
Lycoming County PA Authority Pennsylvania College of Technology	5.00	10-1-2023	325,000	354,945
Montgomery County PA Higher Education & Health Authority Arcadia University Refunding Bond	5.00	4-1-2030	1,500,000	1,680,697
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2041	450,000	491,193
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2051	825,000	936,721
See accompanying notes to portfolio of investments

Wells Fargo Pennsylvania Tax-Free Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Montgomery County PA IDA Revenue School Germantown Academy Project	4.00%	10-1-2046	$ 225,000	$ 256,436
Northeastern Pennsylvania Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,143,730
Pennsylvania HEFAR Temple University First Series	5.00	4-1-2032	1,000,000	1,023,929
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (BAM Insured)	5.00	6-15-2027	1,610,000	1,658,692
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,587,981
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,141,107
Philadelphia PA IDA Charter School Philadelphia Performing Arts 144A	5.00	6-15-2029	220,000	262,692
Philadelphia PA IDA Charter School Philadelphia Performing Arts 144A	5.00	6-15-2030	145,000	172,235
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	274,769
Philadelphia PA IDA La Salle University	5.00	5-1-2036	1,355,000	1,486,304
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,090,066
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,144,335
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,288,815
South Central Pennsylvania General Authority Aicup Financing Program York College	4.00	5-1-2032	330,000	391,714
South Central Pennsylvania General Authority Aicup Financing Program York College	4.00	5-1-2033	315,000	372,566
South Central Pennsylvania General Authority Aicup Financing Program York College	4.00	5-1-2034	550,000	648,122
				26,123,487
GO revenue: 23.68%
Allegheny County PA Series C-78	4.00	11-1-2049	1,000,000	1,171,252
Allentown PA Notes (BAM Insured)	4.00	10-1-2045	1,250,000	1,425,441
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2035	250,000	296,453
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2036	350,000	413,848
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2037	350,000	412,716
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2038	250,000	294,136
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,363,288
Coatesville PA Area School District CAB Series C (BAM Insured) ¤	0.00	10-1-2033	1,000,000	709,854
Downingtown PA Area School District Series C	5.00	8-1-2032	1,000,000	1,204,862
Erie PA City School District Limited Tax Series A (AGM Insured)	5.00	4-1-2034	515,000	642,497
Leechburg PA School District (BAM Insured)	4.00	2-1-2044	1,305,000	1,360,049
North Allegheny PA School District	5.00	5-1-2030	100,000	129,040
North Eastern Pennsylvania School District (AGM Insured)	4.00	9-1-2029	945,000	1,137,985
North Eastern Pennsylvania School District	5.00	5-1-2031	290,000	371,781
Oil City PA Series A (AGM Insured)	4.00	12-1-2039	315,000	362,822
Oil City PA Series A (AGM Insured)	4.00	12-1-2040	250,000	287,361
Oil City PA Series A (AGM Insured)	4.00	12-1-2041	250,000	286,634
Oil City PA Series A (AGM Insured)	4.00	12-1-2042	200,000	228,863
Parkland PA School District Series A	4.00	2-1-2029	300,000	360,331
Parkland PA School District Series B	4.00	2-1-2036	650,000	771,211
Penn-Delco Pennsylvania School District	4.00	6-1-2045	1,000,000	1,113,806
Pequea Valley PA School District	3.00	5-15-2024	225,000	239,848
Pequea Valley PA School District	4.00	5-15-2049	750,000	873,085
See accompanying notes to portfolio of investments

2  |  Wells Fargo Pennsylvania Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Philadelphia PA Refunding Bond Series A	5.25%	7-15-2033	$1,500,000	$ 1,667,528
Philadelphia PA School District Refunding Bond Series A (AGM / FGIC Insured)	5.00	6-1-2024	1,385,000	1,542,551
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,496,321
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,504,859
Pittsburgh PA (BAM Insured)	5.00	9-1-2030	500,000	567,996
Pittsburgh PA	4.00	9-1-2041	1,100,000	1,266,182
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,642,822
Reading PA School District Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,711,060
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,200,755
West Shore PA School District	5.00	11-15-2048	1,500,000	1,789,608
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2027	100,000	121,728
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2028	120,000	149,516
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2029	50,000	63,622
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2030	70,000	88,788
				31,270,499
Health revenue: 18.09%
Allegheny County PA Hospital Development Authority Allegheny Health Network	4.00	4-1-2044	1,810,000	2,033,272
Allegheny County PA Hospital Development Authority Health Center Series B (NPFGC Insured)	6.00	7-1-2027	1,800,000	2,317,627
Berks County PA IDA Tower Health Project	5.00	11-1-2037	930,000	1,037,581
Bucks County PA IDA St. Lukes University Health Network	4.00	8-15-2050	400,000	448,786
Cumberland County PA Municipal Authority	5.00	1-1-2028	265,000	303,111
Cumberland County PA Municipal Authority	5.00	1-1-2028	1,825,000	2,041,100
Dauphin County PA General Authority Pinnacle Health System Project	5.00	6-1-2042	500,000	514,827
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,179,468
Doylestown PA Hospital Authority Doylestown Hospital Series A	5.00	7-1-2049	250,000	293,094
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	518,706
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	430,918
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	1,133,469
Lancaster County PA Hospital Authority St. Annes Retirement Community Incorporated	5.00	3-1-2045	500,000	563,712
Montgomery County PA IDA ACTS Retirement Life Communities	5.00	11-15-2045	1,000,000	1,206,790
Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,023,677
Montgomery County PA IDA Waverly Heights Limited Project	5.00	12-1-2044	1,000,000	1,146,437
Northampton County PA St. Luke's Hospital of Bethlehem Series A ##	5.00	8-15-2033	1,435,000	1,544,948
Pennsylvania EDFA Series A	5.00	10-15-2035	645,000	847,334
Pennsylvania EDFA Series A	5.00	10-15-2036	800,000	1,047,813
Pennsylvania EDFA Series A-1	4.00	4-15-2037	700,000	820,763
Pennsylvania Higher Educational University Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,794,486
See accompanying notes to portfolio of investments

Wells Fargo Pennsylvania Tax-Free Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Bretheren Home Project	4.00%	11-15-2022	$ 70,000	$ 72,471
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Bretheren Home Project	4.00	11-15-2023	75,000	79,922
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Bretheren Home Project	4.00	11-15-2041	370,000	425,256
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Bretheren Home Project	4.00	11-15-2046	525,000	598,507
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	400,000	468,348
				23,892,423
Housing revenue: 0.43%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	571,652
Industrial development revenue: 0.47%
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond %%	5.00	5-1-2042	500,000	618,089
Miscellaneous revenue: 15.07%
Delaware County PA Authority Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,691,249
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	1,000,000	1,096,165
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	2,000,000	2,567,416
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,200,230
Pennsylvania Commonwealth Financing Authority Refunding Bond Series B	5.00	6-1-2031	250,000	331,209
Pennsylvania Commonwealth Financing Authority Series B	5.00	6-1-2026	1,000,000	1,032,035
Pennsylvania EDFA Sewage Sludge Disposal Refunding Bond Philadelphia Bioslides Facility	4.00	1-1-2030	400,000	464,033
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (NPFGC Insured) ¤	0.00	12-1-2022	1,200,000	1,190,945
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (NPFGC Insured) ¤	0.00	12-1-2023	3,790,000	3,726,230
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	665,581
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	893,182
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	360,000	409,418
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	650,000	743,523
Philadelphia PA IDA City Agreement Green Bond Museum Art Energy Saving Program Series A	5.00	2-15-2038	785,000	950,555
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00	12-1-2028	2,500,000	2,938,229
				19,900,000
Tobacco revenue: 2.27%
Tender Option Bond Trust Receipts/Certificates Series 2018-XL0060 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.09	6-1-2034	3,000,000	3,000,000
See accompanying notes to portfolio of investments

4  |  Wells Fargo Pennsylvania Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 6.06%
Delaware River PA Joint Toll Bridge Commission	5.00%	7-1-2042	$ 580,000	$ 692,385
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,205,738
Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,456,567
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,640,273
				7,994,963
Water & sewer revenue: 5.80%
Capital Region Pennsylvania Water & Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,209,194
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,643,858
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	500,000	537,335
Mountaintop Area Joint Sanitary Authority Pennsylvania Sewer Revenue (BAM Insured)	4.00	12-15-2031	350,000	414,206
Mountaintop Area Joint Sanitary Authority Pennsylvania Sewer Revenue (BAM Insured)	4.00	12-15-2032	300,000	353,187
Mountaintop Area Joint Sanitary Authority Pennsylvania Sewer Revenue (BAM Insured)	4.00	12-15-2033	300,000	351,547
Mountaintop Area Joint Sanitary Authority Pennsylvania Sewer Revenue (BAM Insured)	4.00	12-15-2034	570,000	665,538
Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,486,796
				7,661,661
				124,489,573
Total Municipal obligations (Cost $119,641,099)				128,090,021

		Yield	Shares
Short-term investments: 2.57%
Investment companies: 2.57%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	3,388,076	3,389,770
Total Short-term investments (Cost $3,389,217)				3,389,770
Total investments in securities (Cost $123,030,316)	99.57%			131,479,791
Other assets and liabilities, net	0.43			565,653
Total net assets	100.00%			$132,045,444

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Wells Fargo Pennsylvania Tax-Free Fund  |  5

Portfolio of investments—September 30, 2021 (unaudited)

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$787,071	$11,493,659	$(8,891,600)	$87	$553	$3,389,770	3,388,076	$102
See accompanying notes to portfolio of investments

6  |  Wells Fargo Pennsylvania Tax-Free Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$128,090,021	$0	$128,090,021
Short-term investments
Investment companies	3,389,770	0	0	3,389,770
Total assets	$3,389,770	$128,090,021	$0	$131,479,791
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Pennsylvania Tax-Free Fund  |  7